Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 22,283,001	R$ 18,278,582	R$ 18,278,582
Additions	3,642,430		7,180,450
Additions of merged companies			366,785
Depletions	(2,578,471)		(4,831,916)
Transfers	15,233		102,790
Gain (loss) on fair value adjustments	73,248	R$ (539,003)	(1,431,530)
Disposals	(12,390)		(130,922)
Write-offs	(54,576)		(114,298)
Closing Balance	R$ 23,221,979		R$ 22,283,001
Effective Area For Forest From The Year Of Planting	3 years
Bottom of range [member]
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	6 years
Top of range [member]
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	7 years